CONSOLIDATED BALANCE SHEETS - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
ASSETS
Cash and cash equivalents	$ 2,877	$ 4,992
Time deposits and other investments (Note 15)	880	82
Trade receivables (Note 4)	366	337
Inventories (Note 16)	979	930
Stockpiles and ore on leach pads (Note 17)	774	857
Other current assets	639	498
Current assets	6,515	7,696
Property, plant and mine development, net (Note 18)	24,073	24,124
Investments (Note 15)	3,278	3,243
Stockpiles and ore on leach pads (Note 17)	1,716	1,775
Deferred income tax assets (Note 10)	173	269
Goodwill (Note 19)	1,971	2,771
Other non-current assets	756	686
Total assets	38,482	40,564
LIABILITIES
Accounts payable	633	518
Employee-related benefits (Note 11)	399	386
Income and mining taxes	199	384
Current lease and other financing obligations (Note 21)	96	106
Debt (Note 20)	0	87
Other current liabilities (Note 22)	1,599	1,173
Current liabilities	2,926	2,654
Debt (Note 20)	5,571	5,565
Lease and other financing obligations (Note 21)	465	544
Reclamation and remediation liabilities (Note 5)	6,578	5,839
Deferred income tax liabilities (Note 10)	1,809	2,144
Employee-related benefits (Note 11)	342	439
Silver streaming agreement (Note 4)	828	910
Other non-current liabilities (Note 22)	430	608
Total liabilities	18,949	18,703
Contingently redeemable noncontrolling interest	0	48
EQUITY
Common stock	1,279	1,276
Treasury stock - 6 million and 5 million shares, respectively	(239)	(200)
Additional paid-in capital	17,369	17,981
Accumulated other comprehensive income (loss) (Note 23)	29	(133)
Retained earnings	916	3,098
Newmont stockholders' equity	19,354	22,022
Noncontrolling interests	179	(209)
Total equity	19,533	21,813
Total liabilities and equity	$ 38,482	$ 40,564